Share Capital (Dividends) (Details) $ / shares in Units, $ in Millions	Apr. 28, 2017 USD ($) $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends paid, ordinary shares | $	$ 3.0
Dividends paid, ordinary shares per share | $ / shares	$ 0.01